Exhibit 99.1

World Omni Auto Receivables Trust 2013-B

Monthly Servicer Certificate

August 31, 2017

Dates Covered
Collections Period	08/01/17 - 08/31/17
Interest Accrual Period	08/15/17 - 09/14/17
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/17	90,687,329.64	12,102
Yield Supplement Overcollateralization Amount 07/31/17	995,298.53	0
Receivables Balance 07/31/17	91,682,628.17	12,102
Principal Payments	6,359,150.04	326
Defaulted Receivables	247,575.23	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/17	867,738.27	0
Pool Balance at 08/31/17	84,208,164.63	11,758

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	10.75%

Prepayment ABS Speed	1.22%

Overcollateralization Target Amount	7,614,178.45
Actual Overcollateralization	7,614,178.45

Weighted Average APR	3.68%
Weighted Average APR, Yield Adjusted	5.14%
Weighted Average Remaining Term	21.27

Delinquent Receivables:
Past Due 31-60 days	2,431,139.95	217
Past Due 61-90 days	550,521.16	50
Past Due 91-120 days	116,698.35	13
Past Due 121+ days	0.00	0
Total	3,098,359.46	280

Total 31+ Delinquent as % Ending Pool Balance	3.68%

Recoveries	171,718.00

Aggregate Net Losses/(Gains) - August 2017	75,857.23

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.99%
Prior Net Losses Ratio	0.67%
Second Prior Net Losses Ratio	0.01%
Third Prior Net Losses Ratio	-0.35%
Four Month Average	0.33%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.64%

Flow of Funds	$ Amount

Collections	6,807,643.09
Advances	(2,356.64)
Investment Earnings on Cash Accounts	6,357.05
Servicing Fee	(76,402.19)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	6,735,241.31

Distributions of Available Funds
(1) Class A Interest	74,210.57
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	6,479,165.01
(7) Distribution to Certificateholders	159,492.83
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	6,735,241.31

Servicing Fee	76,402.19
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 08/15/17	83,073,151.19
Principal Paid	6,479,165.01
Note Balance @ 09/15/17	76,593,986.18

Class A-1
Note Balance @ 08/15/17	0.00
Principal Paid	0.00
Note Balance @ 09/15/17	0.00
Note Factor @ 09/15/17	0.0000000%

Class A-2
Note Balance @ 08/15/17	0.00
Principal Paid	0.00
Note Balance @ 09/15/17	0.00
Note Factor @ 09/15/17	0.0000000%

Class A-3
Note Balance @ 08/15/17	0.00
Principal Paid	0.00
Note Balance @ 09/15/17	0.00
Note Factor @ 09/15/17	0.0000000%

Class A-4
Note Balance @ 08/15/17	67,464,151.19
Principal Paid	6,479,165.01
Note Balance @ 09/15/17	60,984,986.18
Note Factor @ 09/15/17	55.6046776%

Class B
Note Balance @ 08/15/17	15,609,000.00
Principal Paid	0.00
Note Balance @ 09/15/17	15,609,000.00
Note Factor @ 09/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	96,583.47
Total Principal Paid	6,479,165.01
Total Paid	6,575,748.48

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.83000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.32000%
Interest Paid	74,210.57
Principal Paid	6,479,165.01
Total Paid to A-4 Holders	6,553,375.58

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1297668
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.7052205
Total Distribution Amount	8.8349873

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.6766345
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	59.0755043
Total A-4 Distribution Amount	59.7521388

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 07/31/17	26,681.89
Balance as of 08/31/17	24,325.25
Change	(2,356.64)

Reserve Account
Balance as of 08/15/17	1,903,544.61
Investment Earnings	1,452.84
Investment Earnings Paid	(1,452.84)
Deposit/(Withdrawal)	-
Balance as of 09/15/17	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61